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                      Stradley, Ronon, Stevens & Young, LLP
                            2600 One Commerce Square
                             Philadelphia, PA 19103


                                November 14, 2005

VIA EDGAR TRANSMISSION

United States Securities and
 Exchange Commission
Filing Desk
Washington, DC 20549

             Re: POPULAR ABS, INC.

Ladies and Gentlemen:

        On behalf of Popular ABS, Inc. (the "Depositor"), we are transmitting for filing the Depositor's Registration Statement on Form S-3 for offerings of asset-backed securities pursuant to General Instruction I.B.5. of Form S-3.

        Please contact the undersigned (telephone number: 215-564-8090) as soon as possible to advise us of the status of this filing, the name of the staff attorney who will be responsible for this filing and to discuss any questions concerning this filing.

                                             Very truly yours,

                                             /s/ David H. Joseph

                                             David H. Joseph


Enclosures